Leases - Summary of Weighted-average Remaining Lease Term, and Weighted-average Discount Rate (Details)	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Weighted-average remaining operating lease term (in years)	6 years 4 months 28 days	6 years 4 months 2 days
Weighted-average operating lease discount rate	8.47%	5.69%